Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Well Known Seasoned Issuer	Yes
Entity Filler Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	53,971,706